Thrivent Dynamic Allocation Fund Investment Objectives and Goals - Thrivent Dynamic Allocation Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Dynamic Allocation Fund Class S: IBBFX | Class A: AABFX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Dynamic Allocation Fund (the "Fund") seeks long-term total return through a balance between income and the potential for long-term capital growth.